Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] DHC Acquisition Corp [Member]	Preferred Stock [Member]	Common Stock [Member] DHC Acquisition Corp [Member] Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] DHC Acquisition Corp [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] DHC Acquisition Corp [Member]	Retained Earnings [Member]	DHC Acquisition Corp [Member]	Total
Balance at Dec. 31, 2021			$ 774	$ 59,370		$ 1,279,790	$ (18,905,470)	$ (894,416)	$ (18,904,696)	$ 444,744
Balance, shares at Dec. 31, 2021			7,736,268	59,370,000
Accretion for Class A ordinary shares to redemption amount							(4,462,497)		(4,462,497)
Net income (loss)							7,206,713	(676,038)	7,206,713	(676,038)
Option and warrant exercises				$ 350		34,650				35,000
Option and warrant exercises, shares				350,000
Stock issued in conversion of accounts payable and loans payable				$ 2,431		35,006				37,437
Stock issued in conversion of accounts payable and loans payable, shares				2,431,000
Stock issued in accounts payable conversion through warrant exercise				$ 1,000		99,000				100,000
Stock issued in accounts payable conversion through warrant exercise, shares				1,000,000
Stock-based compensation						18,750				18,750
Balance at Dec. 31, 2022			$ 774	$ 63,151		1,467,196	(16,161,254)	(1,570,454)	(16,160,480)	(40,107)
Balance, shares at Dec. 31, 2022			7,736,268	63,151,000
Net income (loss)									(5,213,464)
Contribution by Sponsor									7,291,533
Balance at Mar. 31, 2023					4,515,979		(21,374,718)
Balance at Dec. 31, 2022			$ 774	$ 63,151		1,467,196	(16,161,254)	(1,570,454)	(16,160,480)	(40,107)
Balance, shares at Dec. 31, 2022			7,736,268	63,151,000
Net income (loss)									(5,469,799)
Balance at Jun. 30, 2023					3,996,669		(21,631,053)
Balance at Dec. 31, 2022			$ 774	$ 63,151		1,467,196	(16,161,254)	(1,570,454)	(16,160,480)	(40,107)
Balance, shares at Dec. 31, 2022			7,736,268	63,151,000
Net income (loss)									(7,059,712)
Balance at Sep. 30, 2023					3,423,088		(23,220,936)
Balance at Dec. 31, 2022			$ 774	$ 63,151		1,467,196	(16,161,254)	(1,570,454)	(16,160,480)	(40,107)
Balance, shares at Dec. 31, 2022			7,736,268	63,151,000
Accretion for Class A ordinary shares to redemption amount					(4,360,577)				(4,360,577)
Net income (loss)							(6,879,994)	(11,731,266)	(6,879,994)	(11,731,266)
Contribution by Sponsor					8,614,541				8,614,541
Forgiveness of deferred underwriting fee							10,049,200		10,049,200
Option and warrant exercises				$ 750		60,188				$ 60,938
Option and warrant exercises, shares				750,000						250,000
Stock issued in conversion of accounts payable and loans payable				$ 883		432,080				$ 432,963
Stock issued in conversion of accounts payable and loans payable, shares				882,963
Stock-based compensation						4,940,113				4,940,113
Stock issued for DM Lab APA				$ 16,013		15,996,737				16,012,750
Stock issued for DM Lab APA, shares				16,012,750
Vesting of early exercised options						14,062				14,062
Stock issued in conversion of convertible notes				$ 3,075		3,071,925				3,075,000
Stock issued in conversion of convertible notes, shares				3,075,000
Sale of common stock, net of issuance costs				$ 2,283		4,927,717				4,930,000
Sale of common stock, net of issuance costs, shares				2,283,105
Balance at Dec. 31, 2023			$ 774	$ 86,155	$ 4,253,964	$ 30,910,018	$ (12,992,048)	$ (13,301,720)	$ (8,737,310)	$ 17,694,453
Balance, shares at Dec. 31, 2023			7,736,268	86,154,818